Schedule of Investments (unaudited) January 31, 2021	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 4.7%
Alibaba Group Holding Ltd.(a)	149,532	$4,745,323
Anta Sports Products Ltd.	500,000	8,234,268

		12,979,591

France — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	9,476	5,729,142

India — 3.5%
HDFC Bank Ltd.(a)	504,462	9,626,943

Ireland — 2.0%
Trane Technologies PLC	38,224	5,479,410

Japan — 2.9%
Sony Corp.	84,500	8,087,716

Spain — 2.5%
Bankinter SA	1,263,224	7,090,376

Sweden — 3.1%
Hexagon AB, B Shares	100,053	8,719,232

United Kingdom — 5.8%
Reckitt Benckiser Group PLC	188,163	15,952,156

United States — 73.1%
Amazon.com, Inc.(a)	3,521	11,289,030
American Express Co.	108,440	12,607,234
Boston Scientific Corp.(a)	363,594	12,885,771
Charles Schwab Corp.	126,331	6,511,100
Chart Industries, Inc.(a)	33,387	4,010,113
Cognex Corp.	60,993	5,009,355
Comcast Corp., Class A	230,160	11,409,031
Intuit, Inc.	19,254	6,955,122
Intuitive Surgical, Inc.(a)	9,379	7,012,116
Mastercard, Inc., Class A	56,920	18,003,227
Microsoft Corp.	64,598	14,984,152
Mondelez International, Inc., Class A	293,350	16,263,324
Natera, Inc.(a)	50,050	5,337,332
Otis Worldwide Corp.	202,979	13,122,592
Synchrony Financial	236,555	7,960,076
Thermo Fisher Scientific, Inc.	15,091	7,691,883
T-Mobile US, Inc.(a)	90,406	11,398,388
Tractor Supply Co.	36,946	5,236,726
UnitedHealth Group, Inc.	38,794	12,940,903
Walt Disney Co.(a)	68,358	11,495,765

		202,123,240

Total Common Stocks — 99.7% (Cost: $196,610,232)		275,787,806

Security	Par (000)	Value

Corporate Bonds

China — 0.0%

China Milk Products Group Ltd., 0.00%, 01/15/49(a)(b)(c)(d)	$1,000	$1,000

Total Corporate Bonds — 0.0% (Cost: $1,000,000)		1,000

	Shares

Preferred Securities

Preferred Stocks — 0.0%

United States — 0.0%
Proteus Digital Health, (Acquired 07/22/14, Cost: $7,000,007)(e)(f)	532,725	5

Total Preferred Securities — 0.0% (Cost: $7,000,007)		5

Total Long-Term Investments — 99.7% (Cost: $204,610,239)		275,788,811

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(g)(h)	823,069	823,069

Total Short-Term Securities — 0.3% (Cost: $823,069)		823,069

Total Investments — 100.0% (Cost: $205,433,308)		276,611,880

Other Assets Less Liabilities — 0.0%		8,844

Net Assets — 100.0%		$276,620,724

(a)	Non-income producing security.
(b)	Convertible security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5, representing less than 0.05% of its net assets as of period end, and an original cost of $7,000,007.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Horizon Equity Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$6,769,717	$—		$(5,946,648	)(a)	$—	$—	$823,069	823,069	$416		$—
SL Liquidity Series, LLC, Money Market Series	—	142	(a)	—		(142)	—	—	—	467	(b)	—

						$(142)	$—	$823,069		$883		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
China	$—	$12,979,591	$—	$12,979,591
France	—	5,729,142	—	5,729,142
India	—	9,626,943	—	9,626,943
Ireland	5,479,410	—	—	5,479,410
Japan	—	8,087,716	—	8,087,716
Spain	—	7,090,376	—	7,090,376
Sweden	—	8,719,232	—	8,719,232
United Kingdom	—	15,952,156	—	15,952,156
United States	202,123,240	—	—	202,123,240
Corporate Bonds	—	1,000	—	1,000
Preferred Securities
Preferred Stocks	—	—	5	5

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 823,069	$ —	$ —	$ 823,069

	$ 208,425,719	$ 68,186,156	$ 5	$ 276,611,880

Currency Abbreviation

USD	United States Dollar

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